Income Taxes (Composition of Income Before Provision for Income Taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax Credit Carryforward [Line Items]
Income before provision for income taxes	$ 1,171	$ 409
Canada
Tax Credit Carryforward [Line Items]
Income before provision for income taxes	157	(175)
United States
Tax Credit Carryforward [Line Items]
Income before provision for income taxes	961	534
Other
Tax Credit Carryforward [Line Items]
Income before provision for income taxes	$ 53	$ 50